Expense Example {- Fidelity Advisor Freedom® 2025 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-19 - Fidelity Advisor Freedom® 2025 Fund	Jul. 15, 2022 USD ($)
Class A
Expense Example:
1 year	$ 659
3 years	837
5 years	1,029
10 years	1,586
Class M
Expense Example:
1 year	460
3 years	694
5 years	945
10 years	1,665
Class C
Expense Example:
1 year	265
3 years	511
5 years	881
10 years	1,721
Class I
Expense Example:
1 year	63
3 years	199
5 years	346
10 years	774
Class Z
Expense Example:
1 year	55
3 years	173
5 years	302
10 years	$ 677